Revenues (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Net Revenues Decrease Amount	¥ 60,044
Net Revenues Decrease Percentage	17.80%	17.80%
Net Revenues Decrease Due To Reduction In Average Sales Price	¥ 39,345
Net Revenues Increase Due To Change In Sales Volume	20,699
Net Sales	396,799	$ 62,266	¥ 336,755	¥ 335,620
Decrease In Average Sales Price	13,623
Increase In Sales Volume Factor	59,027
Specialty film [Member]
Disaggregation of Revenue [Line Items]
Sales Decrease Amount			¥ 72,650
Sales Decrease Percentage			35.50%
Net Sales	277,336	43,520	¥ 204,686
Sales in other countries principally Europe, Asia and North America [Member]
Disaggregation of Revenue [Line Items]
Net Sales	39,403	$ 6,183	¥ 26,954	¥ 47,554
Increase In Average Sales Price	2,516
Increase In Sales Volume Factor	¥ 9,933
Product concentration risk | Revenue from Contract with Customer, Product and Service Benchmark | Specialty film [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	69.90%	69.90%	60.80%
Product concentration risk | Revenue from Contract with Customer, Product and Service Benchmark | Sales in other countries principally Europe, Asia and North America [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	9.90%	9.90%	8.00%